Description of Business and Summary Of Significant Accounting Policies Parentheticals Schedule of Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax	$ 0	$ 0	$ 0.9